FAIR VALUE MEASUREMENTS Q - Significant Unobservable Inputs Used for Assets and Liabilities (Details) $ in Thousands	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 6,160,513	$ 4,674,336
Liabilities, fair value	775,279	722,470
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	889,092	605,522
Liabilities, fair value	$ 0	$ 136,192
Level 3 | Marketability discount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.114
Level 3 | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input		0.159
Crypto asset receivable, measurement input	0.023	0.055
Level 3 | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input		0.452
Crypto asset receivable, measurement input	0.750	0.728
Level 3 | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Crypto asset, measurement input	0.114	0.321
Crypto asset receivable, measurement input	0.549	0.358
Level 3 | Digital intangible assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 831	$ 20,457
Level 3 | Digital assets receivable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value	$ 21,383	$ 60,492
Level 3 | Investments | Marketability discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.168	0.035
Level 3 | Investments | Marketability discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.350	0.518
Level 3 | Investments | Marketability discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.265	0.260
Level 3 | Investments | Time to liquidity event (years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.3	1.0
Level 3 | Investments | Time to liquidity event (years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	10.0	5.0
Level 3 | Investments | Time to liquidity event (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	5.7	4.1
Level 3 | Investments | Annualized equity volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.600	0.700
Level 3 | Investments | Annualized equity volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.900	0.900
Level 3 | Investments | Annualized equity volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.802	0.888
Level 3 | Investments | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.034	0.034
Level 3 | Investments | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.043	0.044
Level 3 | Investments | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.039	0.042
Level 3 | Investments | Market adjustment discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.250	0.300
Level 3 | Investments | Market adjustment discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.900	0.900
Level 3 | Investments | Market adjustment discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.242	0.410
Level 3 | Investments | Market adjustment premium | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.500	0.250
Level 3 | Investments | Market adjustment premium | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.800	1.300
Level 3 | Investments | Market adjustment premium | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	1.730	0.796
Level 3 | Investments | Expected dividend payout ratio
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0	0
Level 3 | Investments | Expected dividend payout ratio | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0	0
Level 3 | Investments | Enterprise value to LTM revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.5	2.5
Level 3 | Investments | Enterprise value to LTM revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	3.8	16.8
Level 3 | Investments | Enterprise value to LTM revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	3.3	10.8
Level 3 | Investments | Enterprise value to projected revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	3.5	2.0
Level 3 | Investments | Enterprise value to projected revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	5.5	10.5
Level 3 | Investments | Enterprise value to projected revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	4.8	7.0
Level 3 | Investments | Enterprise value to annualized revenue | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	2.5	3.5
Level 3 | Investments | Enterprise value to annualized revenue | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	10.0	9.0
Level 3 | Investments | Enterprise value to annualized revenue | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	5.3	6.7
Level 3 | Investments | Enterprise value to LTM volume
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		3.0
Level 3 | Investments | Enterprise value to LTM volume | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		3.0
Level 3 | Investments | Enterprise Value to ARR | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		8.5
Level 3 | Investments | Enterprise Value to ARR | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		15.8
Level 3 | Investments | Enterprise Value to ARR | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		10.9
Level 3 | Investments | Price to tangible book value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		1.5
Level 3 | Investments | Price to tangible book value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		1.5
Level 3 | Investments | Enterprise value to projected EBITDA | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		9.0
Level 3 | Investments | Enterprise value to projected EBITDA | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		14.0
Level 3 | Investments | Enterprise value to projected EBITDA | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		11.5
Level 3 | Investments | EV to gross profit
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	6.0
Level 3 | Investments | EV to gross profit | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	6.0
Level 3 | Investments | Scenario probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.440	0.350
Level 3 | Investments | Scenario probability | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.440	0.350
Level 3 | Investments | Recovery percentage | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.350
Level 3 | Investments | Recovery percentage | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.616
Level 3 | Investments | Recovery percentage | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input		0.515
Level 3 | Embedded derivative — Notes payable | Risk free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.042
Level 3 | Embedded derivative — Notes payable | Risk free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.044
Level 3 | Embedded derivative — Notes payable | Risk free rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.043
Level 3 | Embedded derivative — Notes payable | Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.456
Level 3 | Embedded derivative — Notes payable | Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.750
Level 3 | Embedded derivative — Notes payable | Volatility | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.554
Level 3 | Embedded derivative — Notes payable | Time-step (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.004
Level 3 | Embedded derivative — Notes payable | Time-step (years) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.004